Other Gains and Losses, Net	12 Months Ended
Dec. 31, 2020
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Other Gains and Losses, Net
27.	OTHER GAINS AND LOSSES, NET

	Years Ended December 31
	2018	2019	2020
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)

Gain (loss) on disposal of financial assets, net
Investments in debt instruments at FVTOCI	$(989.1)	$537.8	$1,439.4
Loss on disposal of subsidiaries	—	(4.6)	—
Gain (loss) on financial instruments at FVTPL, net
Mandatorily measured at FVT P L	(2,293.9)	(2,360.7)	8,244.5
Gain (loss) arising from fair value hedges, net	(2.3)	13.1	—
The reversal (accrual) of expected credit loss of financial assets
Investments in debt instruments at FVTOCI	2.0	(6.9)	0.9
Financial assets at amortized cost	0.4	5.2	(4.6)
Other gains (losses), net	(127.9)	665.1	426.2

	$(3,410.8)	$(1,151.0)	$10,106.4